Annual Total Returns - FidelitySAIInternationalSmallCapJapanStockIndexFunds-ComboPRO - FidelitySAIInternationalSmallCapJapanStockIndexFunds-ComboPRO - Fidelity SAI International Small Cap Index Fund - Fidelity SAI International Small Cap Index Fund
Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	May 27, 2021
Annual Return 2022	(21.17%)
Annual Return 2023	13.24%